                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-2819


                      IXIS Advisor Cash Management Trust
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)


 399 Boylston Street, Boston, Massachusetts                02116
-------------------------------------------------------------------------------
  (Address of principal executive offices)               (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: June 30


Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

The Registrant's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS ADVISOR FUNDS

  Semiannual Report
  December 31, 2005

IXIS Cash Management Trust -- Money Market Series
  Reich & Tang Asset Management
TABLE OF CONTENTS

Management Discussion    Page 1
and Performance.........

Portfolio of Investments Page 5

Financial Statements.... Page 7

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

PORTFOLIO PROFILE


Objective:
Seeks maximum current income consistent with preservation of capital and liquidity

--------------------------------------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

--------------------------------------------------------------------------------
Inception Date:
July 10, 1978

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEMXX
                                 Class B NMBXX
                                 Class C NVCXX

--------------------------------------------------------------------------------
Manager:
Molly J. Flewharty,
Reich & Tang Asset Management

--------------------------------------------------------------------------------
What You Should Know:
The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion
--------------------------------------------------------------------------------

During the closing months of 2005, the interest rate climate was relatively unchanged from earlier in the year - short-term rates trended slowly higher, but remained at historically low levels. During the period, the Federal Reserve Board (the Fed) continued its series of gradual increases in interest rates, which raised yields on money market investments.

For the six months ended December 31, 2005, IXIS Cash Management Trust -- Money Market Series maintained a constant price of $1.00 per share and provided a total return of 1.47% based on the net asset value of Class A shares and $0.0146 per share in reinvested dividends. The fund's seven-day yield as of the end of December was 3.44%.

SHORT-TERM INTEREST RATES RISE AT MEASURED PACE
Hurricane Katrina - one of the worst natural disasters in U.S. history - contributed to record high prices for gasoline, natural gas and oil, and to fears of a corresponding leap in inflation. The Fed responded to this and to other inflationary pressures during the period by continuing a program of raising short-term interest rates.

Just prior to the start of the fund's fiscal year on July 1, 2005, the Fed announced a 0.25% increase in the Federal funds rate (the rate that banks charge each other for overnight loans), bringing the rate up to 3.25%.

The Fed continued to raise rates in 0.25% increments at each of its four subsequent meetings in 2005: in August, September, November and December. The December interest rate move was the thirteenth consecutive quarter-point hike in rates since June 2004. By year-end, the Federal funds rate stood at 4.25%, its highest level in about four and a half years.

ANTICIPATING MORE RATE HIKES TO COME, FUND REMAINS FLEXIBLE
Our strategy throughout the period has been the same approach we outlined in recent reports. We worked to generate as much income as possible. Although money market rates remained low, they continued to rise, allowing the fund's income level to rise gradually.

We maintained a relatively short average maturity throughout the period. Although longer-term securities generally offer higher yields than shorter-term issues, we felt it wasn't worth the risk of locking in current rates when we believed even higher rates might be ahead. As a result, we kept the fund's average maturity under 30 days, freeing up assets to invest in higher-yielding securities as they became available.

At the start of the fund's fiscal year in July, its average maturity was 17 days. By the end of December, its average maturity was 19 days.

FOCUS ON COMMERCIAL PAPER
As has been the case for some time now, commercial paper composed the bulk of the fund's assets. These securities - issued by companies rather than the U.S. government - tend to offer higher yields than other types of money market instruments, with minimal additional risk, especially at the shorter end of the maturity spectrum. This has made commercial paper especially popular among money market investors in the current environment. With the economy apparently on a stable footing, we had relatively little concern about credit downgrades, which enabled us to focus on income. The fund maintained a minimal position in U.S. government agency securities.

In addition, variable-rate demand instruments accounted for approximately a quarter of fund assets. Yields on these securities rise and fall with interest rates, so this strategy helps boost the fund's yield when rates are climbing.

OUTLOOK FOR 2006: FLATTER RATES MAY LIE AHEAD
With economic growth accelerating, inflation concerns increasing, and the unemployment rate dropping, we remain cautious. As most market observers had expected, the Fed extended its tightening program at its policy meeting on January 31, 2006. This brought the Federal funds rate to 4.50%-a relatively neutral rate.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

--------------------------------------------------------------------------------


However, there is some risk that rates could climb even higher, at least temporarily, if the Fed decides it is necessary to keep inflation pressures in check. Recent comments made by Ben Bernanke, the newly elected Federal Reserve chairman, seem to support the prevailing view.

Fed officials also recently revised the language of their closely watched policy statement, implying that they may be close to the end of their tightening cycle, while still leaving open the possibility of more aggressive rate hikes in the future.

With this in mind, we plan to take a wait-and-see approach in the next several months. If we believe that the Fed is finished raising rates, we may begin to extend the fund's maturity to lock in higher yields. However, if the economy takes an unexpected turn, or inflation appears likely to pick up steam, the Fed may decide it has no other option than to increase rates aggressively. This would cause us to keep average maturity relatively short in an effort to maintain the flexibility we need in order to move quickly later in the cycle.

Annualized Seven-Day Yield -- December 31, 2005

Class A, B & C 3.44%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Fund's current earnings more closely than total return.

Average Annual Total Returns/1 /-- December 31, 2005


                            6 Months 1 Year 5 Years    10 Years
Class A (Inception 7/10/78)
Net Asset Value               1.47%   2.38%  1.55%       3.25%

Class B (Inception 9/13/93)
Net Asset Value               1.47%   2.38%  1.55%       3.25%

Class C (Inception 3/1/98)                          Since Inception
Net Asset Value               1.47%   2.38%  1.55%       2.81%
-------------------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results.

                            ADDITIONAL INFORMATION


The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the Fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the Fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the Fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the Fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from July 1, 2005 through December 31, 2005. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During the Period row as shown below for your Class.

The second line in the table for each Class provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

IXIS CASH MANAGEMENT TRUST -             BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                              7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,014.70                  $4.67
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.57                  $4.69
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,014.70                  $4.67
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.57                  $4.69
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,014.70                  $4.67
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.57                  $4.69
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio of 0.92% for Classes
 A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by 365 (to reflect the half year period).

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                           PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 57.6% of Net Assets
              Asset-Backed -- 14.0%
$   4,500,000 Apreco, Inc.,
              4.150%, 1/12/2006(e)                                            $     4,494,294
    4,000,000 Apreco, Inc.,
              4.260%, 1/24/2006(e)                                                  3,989,113
   14,000,000 Credit Supportkhart Funding LLC,
              4.350%, 2/06/2006(e)                                                 13,939,100
   10,000,000 ASAP Funding, Ltd,
              4.370%, 2/06/2006(e)                                                  9,956,300
    5,000,000 Apreco, Inc.,
              4.360%, 2/15/2006(e)                                                  4,972,750
                                                                              ---------------
                                                                                   37,351,557
                                                                              ---------------
              Banking -- 7.5%
    5,000,000 Canadian Imperial Holdings,
              4.185%, 1/03/2006                                                     4,998,837
   10,000,000 Depfa Bank Plc,
              4.220%, 1/23/2006(e)                                                  9,974,211
    5,000,000 Natexis Banque NY,
              4.060%, 2/01/2006                                                     5,000,000
                                                                              ---------------
                                                                                   19,973,048
                                                                              ---------------
              Education -- 5.4%
   14,500,000 Johns Hopkins University,
              4.200%, 1/11/2006                                                    14,500,000
                                                                              ---------------
              Financial -- 11.1%
    5,000,000 Triple A One Funding Corp.,
              4.290%, 1/09/2006(e)                                                  4,995,233
    6,000,000 Louis Dreyfus Corp., (Credit Support: Calyon),
              4.190%, 1/10/2006                                                     5,993,715
    6,000,000 Louis Dreyfus Corp., (Credit Support: Calyon),
              4.300%, 1/19/2006                                                     5,987,100
    2,850,000 Ivory Funding Corp.,
              4.310%, 1/25/2006(e)                                                  2,841,811
    5,000,000 UBS Finance Delaware LLC,
              4.265%, 1/31/2006                                                     4,982,229
    5,000,000 UBS Finance Delaware LLC,
              4.275%, 1/31/2006                                                     4,982,188
                                                                              ---------------
                                                                                   29,782,276
                                                                              ---------------
              Health Care-Services -- 1.9%
    5,000,000 Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley),
              4.300%, 1/19/2006                                                     4,989,250
                                                                              ---------------
              Real Estate -- 3.7%
   10,000,000 Yorkshire Building Society
              4.220%, 2/09/2006                                                     9,954,283
                                                                              ---------------
              Special Purpose -- 9.3%
    5,000,000 Greyhawk Funding LLC,
              4.160%, 1/10/2006(e)                                                  4,994,800
    5,000,000 Scaldis Capital LLC,
              4.280%, 1/10/2006(e)                                                  4,994,650
    5,000,000 Market Street Funding Corp.,
              4.305%, 1/18/2006(e)                                                  4,989,836
    5,000,000 Charta LLC, (Credit Support: AMBAC Indemnity),
              4.345%, 2/08/2006(e)                                                  4,977,068
    5,000,000 Greyhawk Funding LLC,
              4.280%, 2/21/2006(e)                                                  4,969,683
                                                                              ---------------
                                                                                   24,926,037
                                                                              ---------------

  Principal
   Amount     Description                                                            Value (a)
-------------------------------------------------------------------------------------------------
              Trade Receivables -- 4.7%
$   2,500,000 Govco, Inc.,
              4.250%, 1/10/2006                                                   $     2,497,344
   10,000,000 Govco, Inc.,
              4.300%, 1/26/2006                                                         9,970,139
                                                                                  ---------------
                                                                                       12,467,483
                                                                                  ---------------
              Total Commercial Paper (Cost $153,943,934)                              153,943,934
                                                                                  ---------------
              VARIABLE RATE DEMAND NOTES -- 23.5%
              Auto Parts & Equipment -- 0.2%
      400,000 White Hydraulics, Inc., (Credit Support: Amsouth Bank),
              3.870%, 12/01/2006(c)                                                       400,000
                                                                                  ---------------
              Financial -- 3.4%
      100,000 Business Stationery LLC, (Credit Support: JP Morgan Chase),
              3.870%, 8/01/2007(c)                                                        100,000
    2,170,000 SSK Co. LLC, (Credit Support: US Bank),
              3.690%, 11/01/2021(c)                                                     2,170,000
      174,000 YSR LLC, (Credit Support: Amsouth Bank),
              3.770%, 2/01/2023(c)                                                        174,000
    3,040,000 Alpine Capital Investments LLC, (Credit Support: First of America),
              3.740%, 9/15/2027(c)                                                      3,040,000
      545,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              3.770%, 9/01/2029(c)                                                        545,000
    3,130,000 MOB Management One LLC, (Credit Support: Columbus Bank &
              Trust),
              3.870%, 12/01/2031(c)                                                     3,130,000
                                                                                  ---------------
                                                                                        9,159,000
                                                                                  ---------------
              Health Care-Services -- 3.1%
    8,400,000 American Health Centers, Inc., (Credit Support: Amsouth Bank),
              4.390%, 3/01/2019(c)                                                      8,400,000
                                                                                  ---------------
              Manufacturing -- 0.0%
      100,000 Harris Metals LLC, (Credit Support: Amsouth Bank),
              4.390%, 3/01/2019(c)                                                        100,000
                                                                                  ---------------
              Municipal -- 12.7%
    4,945,000 New York City Industrial Development Agency, (Airis JFK I LLC),
              (Credit Support: Bayerishe Landesbank),
              4.380%, 7/01/2008(c)                                                      4,945,000
      315,000 Birmingham, AL, Special Care Facilities Financing Authority, (Eye
              Foundation, Inc. (The)), (Credit Support: Columbus Bank & Trust),
              3.840%, 9/01/2018(c)                                                        315,000
   19,000,000 New Jersey Economic Development Authority, (Marina Energy
              LLC), (Credit Support: First Union),
              4.380%, 9/01/2021(c)                                                     19,000,000
    5,000,000 Connecticut State Housing Finance Authority, (Credit Support:
              AMBAC Indemnity),
              4.480%, 5/15/2033(c)                                                      5,000,000
    4,544,838 Los Angeles, CA, Community Redevelopment Agency, (Security
              Building), (Credit Support: FNMA),
              4.480%, 12/15/2034(c)                                                     4,544,838
                                                                                  ---------------
                                                                                       33,804,838
                                                                                  ---------------
              Real Estate -- 4.1%
      240,000 Sheffield Realty LLC, (Credit Support: Amsouth Bank),
              3.770%, 4/01/2012(c)                                                        240,000
      915,000 Shayeson-Huff Properties LLC, (Credit Support: Firstar Bank),
              3.740%, 11/01/2016(c)                                                       915,000
    1,900,000 Jobs Co. LLC (The), (Credit Support: First Commercial),
              3.740%, 2/01/2022(c)                                                      1,900,000
      641,000 Pine Tree Country Club, (Credit Support: Amsouth Bank),
              3.770%, 8/01/2023(c)                                                        641,000

                See accompanying notes to financial statements.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2005 (unaudited)

  Principal
   Amount     Description                                                    Value (a)
------------------------------------------------------------------------------------------
              Real Estate -- continued
$   4,495,000 Storage World LLC, (Credit Support: Regions Bank),
              3.600%, 12/01/2024(c)                                       $     4,495,000
    2,610,000 J&M LLC, Secured Promissary Note, (Credit Support: First
              Commercial),
              3.840%, 10/01/2026(c)                                             2,610,000
                                                                          ---------------
                                                                               10,801,000
                                                                          ---------------
              Total Variable Rate Demand Notes (Cost $62,664,838)              62,664,838
                                                                          ---------------
              MEDIUM TERM NOTES -- 13.5%
              Banking -- 3.4%
    4,000,000 Bank of America Corp.,
              4.310%, 6/07/2006(d)                                              4,000,000
    5,000,000 Bank of America Corp.,
              4.310%, 12/15/2006(d)                                             5,000,000
                                                                          ---------------
                                                                                9,000,000
                                                                          ---------------
              Financial -- 10.1%
   10,000,000 Caterpillar Financial Services Corp., 144A,
              4.230%, 7/10/2006(d)                                             10,000,000
    7,000,000 Sigma Finance, Inc., 144A ,
              4.329%, 9/12/2006(d)                                              6,999,757
    5,000,000 General Electric Capital Corp., 144A,
              4.470%, 1/17/2007(d)                                              5,000,000
    5,000,000 Merrill Lynch & Co., Inc., 144A,
              4.341%, 2/02/2007(d)                                              5,003,534
                                                                          ---------------
                                                                               27,003,291
                                                                          ---------------
              Total Medium Term Notes (Cost $36,003,291)                       36,003,291
                                                                          ---------------
              CERTIFICATES OF DEPOSIT -- 3.7%
    5,000,000 Wells Fargo Bank NA,
              4.300%, 1/25/2006                                                 4,999,998
    5,000,000 Dexia Credit Credit Supportal S.A.,
              4.280%, 1/31/2006                                                 5,000,042
                                                                          ---------------
              Total Certificates of Deposit (Cost $10,000,400)                 10,000,040
                                                                          ---------------
              TIME DEPOSIT -- 2.2%
    6,000,000 BNP Paribas,
              4.125%, 1/03/2006                                                 6,000,000
                                                                          ---------------
              Total Time Deposits (Cost $6,000,000)                             6,000,000
                                                                          ---------------
              SHORT TERM INVESTMENT -- 0.0%
      106,431 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $106,455 on 1/03/2006, collateralized by $90,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $108,871               106,431
                                                                          ---------------
              Total Short-Term Investment (Cost $106,431)                         106,431
                                                                          ---------------
              Total Investments -- 100.5%
              (Identified Cost $268,718,534)(b)                               268,718,534
              Other assets less liabilities -- (0.5)%                          (1,402,199)
                                                                          ---------------
              Net Assets -- 100%                                          $   267,316,335
                                                                          ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) The aggregate cost for federal income tax purposes was $268,718,534.

  (c) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and may be secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
  (d) Floating rate note. Rate shown is as of December 31, 2005.
  (e) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At December 31, 2005, these securities amounted to $80,088,849 which represents 30.0% of net assets.
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to
      $27,003,291 or 10.1% of net assets.
AMBAC American Municipal Bond Assurance Corporation
 FNMA Federal National Mortgage Association

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                        Financial                 24.6%
                        Asset-Backed              14.0
                        Municipal                 12.7
                        Banking                   10.9
                        Special Purpose            9.3
                        Real Estate                7.8
                        Education                  5.4
                        Health Care-Services       5.0
                        Trade Receivables          4.7
                        Certificates of Deposit    3.7
                        Time Deposit               2.2
                        Others, less than 2% each  0.2

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

December 31, 2005 (unaudited)

        ASSETS
         Investments, at amortized cost           $         268,718,534
         Cash                                                         9
         Receivable for:
           Shares sold                                          545,132
           Interest                                             542,789
                                                  ---------------------
           TOTAL ASSETS                                     269,806,464
                                                  ---------------------
        LIABILITIES
         Payable for:
           Shares redeemed                                    1,815,100
           Dividends                                             14,410
         Accrued expenses:
           Management fees                                       80,682
           Deferred Trustees' fees                              215,717
           Administrative fees                                   24,151
           Other expenses                                       340,069
                                                  ---------------------
           TOTAL LIABILITIES                                  2,490,129
                                                  ---------------------
        NET ASSETS                                $         267,316,335
                                                  =====================
        NET ASSETS CONSIST OF:
         Paid-in capital                          $         267,287,235
         Undistributed net investment income                     26,460
         Accumulated net realized gain on
           investments                                            2,640
                                                  ---------------------
        NET ASSETS                                $         267,316,335
                                                  =====================
        COMPUTATION OF NET ASSET VALUE AND
         OFFERING PRICE:
         Class A shares:
           Net assets                             $         244,838,489
                                                  =====================
           Shares of beneficial interest                    244,808,100
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See note 1)   $                1.00
                                                  =====================
         Class B shares:
           Net assets                             $          20,749,303
                                                  =====================
           Shares of beneficial interest                     20,751,105
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See note 1)   $                1.00
                                                  =====================
         Class C shares:
           Net assets                             $           1,728,543
                                                  =====================
           Shares of beneficial interest                      1,728,245
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See note 1)   $                1.00
                                                  =====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2005 (unaudited)

   NET INVESTMENT INCOME
     Interest                                           $           5,904,180
                                                        ---------------------
     Expenses
      Management fees                                                 538,071
      Trustees' fees and expenses                                      12,213
      Administrative fees                                             104,345
      Custodian fees                                                   35,690
      Transfer agent fees                                             637,197
      Audit and tax services                                           12,131
      Legal fees                                                        9,075
      Shareholder reporting                                            41,095
      Registration fees                                                32,802
      Miscellaneous                                                     5,135
                                                        ---------------------
     Total expenses                                                 1,427,754
                                                        ---------------------
     Net investment income                                          4,476,426
                                                        ---------------------
   REALIZED GAIN ON INVESTMENTS                                         3,179
                                                        ---------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $           4,479,605
                                                        =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Six Months Ended
                                                                                              December 31,
                                                                                                  2005
                                                                                              (unaudited)
                                                                                         ---------------------
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $           4,476,426
  Net realized gain (loss) on investments                                                                3,179
                                                                                         ---------------------
  Increase in net assets resulting from operations                                                   4,479,605
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                          (4,137,098)
   Class B                                                                                            (312,972)
   Class C                                                                                             (26,352)
                                                                                         ---------------------
                                                                                                    (4,476,422)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                                                     194,150,238
  Net asset value of shares issued in connection with the reinvestment of distributions              5,012,243
  Cost of shares redeemed                                                                         (250,546,268)
                                                                                         ---------------------
DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                             (51,383,787)
                                                                                         ---------------------
  Total decrease in net assets                                                                     (51,380,604)
                                                                                         ---------------------
NET ASSETS
  Beginning of year                                                                                318,696,939
                                                                                         ---------------------
  End of year                                                                            $         267,316,335
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,460
                                                                                         =====================

                                                                                               Year Ended
                                                                                                June 30,
                                                                                                  2005
                                                                                         ---------------------
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $           4,200,266
  Net realized gain (loss) on investments                                                                 (539)
                                                                                         ---------------------
  Increase in net assets resulting from operations                                                   4,199,727
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                          (3,873,357)
   Class B                                                                                            (302,384)
   Class C                                                                                             (24,525)
                                                                                         ---------------------
                                                                                                    (4,200,266)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                                                     389,335,210
  Net asset value of shares issued in connection with the reinvestment of distributions              4,113,424
  Cost of shares redeemed                                                                         (443,297,248)
                                                                                         ---------------------
DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                             (49,848,614)
                                                                                         ---------------------
  Total decrease in net assets                                                                     (49,849,153)
                                                                                         ---------------------
NET ASSETS
  Beginning of year                                                                                368,546,092
                                                                                         ---------------------
  End of year                                                                            $         318,696,939
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,456
                                                                                         =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS


                             Income from investment operations:      Less distributions:
                             ---------------------------------- -----------------------------
                 Net asset
                  value,                                          Dividends
                 beginning      Net            Total from            from
                    of       investment        investment       net investment       Total
                  period       income          operations           income       distributions
                 ----------  ----------        ----------       --------------   -------------
  Class A, B, C
  12/31/2005(b)  $     1.00  $   0.0146        $   0.0146         $  (0.0146)     $  (0.0146)
  6/30/2005            1.00      0.0126            0.0126            (0.0126)        (0.0126)
  6/30/2004            1.00      0.0022            0.0022            (0.0022)        (0.0022)
  6/30/2003            1.00      0.0076            0.0076            (0.0076)        (0.0076)
  6/30/2002            1.00      0.0175            0.0175            (0.0175)(a)     (0.0175)
  6/30/2001            1.00      0.0524            0.0524            (0.0524)(a)     (0.0524)

The subadviser to the fund prior to June 1, 2001, was BackBay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Fund.
(a) Includingnet realized gain (loss) on investments of less than $.0001 per share.
(b) Forthe six months ended December 31, 2005 (unaudited).
(c) Computedon an annualized basis for periods of less than one year.
(d) Periodsless than one year are not annualized.

                See accompanying notes to financial statements.

                                                 Ratios to average net assets:
                                                 --------------------------

        Net asset                  Net assets,
         value,          Total       end of                    Net investment
         end of          return      period        Expenses        income
         period           (%)        (000's)         (%)            (%)
        ----------    ---------    -----------   ---------     --------------
        $     1.00          1.5(d) $  267,316         0.92(c)         2.89(c)
              1.00          1.3       318,697         1.02            1.24
              1.00          0.2       368,546         0.94            0.21
              1.00          0.8       458,957         0.88            0.77
              1.00          1.8       532,048         0.91            1.75
              1.00          5.4       545,151         0.84            5.27

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (unaudited)

1. Organization. IXIS Cash Management Trust - Money Market Series (the "Fund") is the only series of IXIS Advisor Cash Management Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A, Class B and Class C shares. The classes of the Fund enable shareholders in the same classes of another IXIS Advisor Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another IXIS Advisor Fund may be subject to a contingent deferred sales charge if, and to the extent that, the shares exchanged were subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Subadviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Accordingly, no provision for federal income tax has been made.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

At June 30, 2005, the Fund had, for federal income tax purposes, a capital loss carryforward of $539, which may be available to offset future realized gains, if any, to the extent provided by regulations and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on June 30, 2013.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Investment Transactions. For the six months ended December 31, 2005, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $4,258,557,605 and $4,319,041,671, respectively.

December 31, 2005 (unaudited)


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                 Percentage of Average Daily Net Assets
    ---------------------------------------------------------------------------
       First         Next         Next         Next         Next        Over
    $250 million $250 million $500 million $500 million $500 million $2 billion
-   ------------ ------------ ------------ ------------ ------------ ----------
        0.35%        0.33%        0.31%        0.26%        0.25%       0.20%

For the six months ended December 31, 2005, management fees for the Fund were $538,071 (0.345% of average daily net assets).

IXIS Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to IXIS Advisors are reduced in the amount of payments to the Subadviser. IXIS Advisors and Reich & Tang are wholly owned subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"). Certain officers and directors of IXIS Advisors are also officers or Trustees of the Fund.

b. Administrative Expense. IXIS Advisors provides certain administrative services to the Fund and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Prior to September 1, 2005, Investors Bank & Trust Company served as the subadministrator.

For the six months ended December 31, 2005, the Fund paid $104,345 to IXIS Advisors for administrative expenses.

c. Transfer Agent Fees. Prior to October 1, 2005, IXIS Asset Management Services Company ("IXIS Services") was the transfer and shareholder servicing agent for the Fund and subcontracted with Boston Financial Data Services ("Boston Financial") to serve as sub-transfer agent. The Fund, for its Class A, B and C shares, paid fees monthly to IXIS Services equal to an annual rate of $27.55 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee of approximately $1 million.

Effective October 1, 2005 Boston Financial became the transfer and shareholder servicing agent for the Fund under a new agreement with the Trust. Under this new agreement, the Fund pays fees to Boston Financial pursuant to a different schedule.

For the period from July 1 to September 30, 2005, the Fund paid $258,057 to IXIS Services as compensation for its services as transfer agent.

IXIS Services (prior to October 1, 2005), Boston Financial and other firms are also reimbursed by the Fund for out-of-pocket expenses. In addition, pursuant to other servicing agreements, the Fund paid service fees to other firms that provide similar services for their own shareholder accounts.

d. Distribution Agreement. IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS North America, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member receives $4,000 for each committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to November 18, 2005, the Trust had co-chairmen of the Board. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional annual retainer of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended.

December 31, 2005 (unaudited)


Effective January 1, 2006, each Audit Committee member will be compensated $5,000 for each Audit Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the six months ended
December 31, 2005, the Fund's portion of such expense was approximately $1,200.

5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                         Six Months Ended    Year Ended
                                                                        December 31, 2005  June 30, 2005
                                                                        -----------------  -------------
Class A
   Shares sold                                                                189,411,386    378,427,656
   Shares issued in connection with the reinvestment of distributions           4,646,024      3,803,151
                                                                        -----------------  -------------
                                                                              194,057,410    382,230,807
   Shares repurchased                                                        (243,661,704)  (426,007,151)
                                                                        -----------------  -------------
   Net decrease                                                               (49,604,294)   (43,776,344)
                                                                        -----------------  -------------
Class B
   Shares sold                                                                  4,297,525      9,934,024
   Shares issued in connection with the reinvestment of distributions             338,028        287,076
                                                                        -----------------  -------------
                                                                                4,635,553     10,221,100
   Shares repurchased                                                          (6,361,217)   (15,549,063)
                                                                        -----------------  -------------
   Net decrease                                                                (1,725,664)    (5,327,963)
                                                                        -----------------  -------------
Class C
   Shares sold                                                                    441,327        973,530
   Shares issued in connection with the reinvestment of distributions              28,191         23,197
                                                                        -----------------  -------------
                                                                                  469,518        996,727
   Shares repurchased                                                            (523,347)    (1,741,034)
                                                                        -----------------  -------------
   Net decrease                                                                   (53,829)      (744,307)
                                                                        -----------------  -------------
   Decrease from capital share transactions                                   (51,383,787)   (49,848,614)
                                                                        =================  =============

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1)Not applicable.

   (b) (2)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits (a)(2)(1)and (a)(2)(2)

   (a) (3)Not applicable.

   (a) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 is filed herewith as Exhibit (b)

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Cash Management Trust

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 27, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 27, 2006